Future Minimum Lease Payments Required under Operating Leases (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Operating Leased Assets [Line Items]
2017	$ 24
2018	24
2019	24
2020	13
2021 and beyond	0
Total	$ 85